Parent Only Information (Details) - Schedule of condensed balance sheets - Parent [Member] ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents		¥ 1,284	$ 201	¥ 181,262
Amount due from inter-company		493,382	77,421	235,086
Other current assets				979
Non-current assets
Investment in subsidiaries				1,623,395
TOTAL ASSETS		494,666	77,622	2,040,722
Current liabilities
Investment deficit in subsidiaries and consolidated VIEs		97,625	15,319
Other current liabilities		49,276	7,732	40,409
Total current liabilities		146,901	23,051	40,409
Other non-current liabilities		11,211	1,759
TOTAL LIABILITIES		158,112	24,810	40,409
EQUITY
Class A ordinary shares (20,000,000 and 20,000,000 authorized, 3,549,969 and 3,896,916 issued and outstanding as of December 31, 2020 and, 2021, with par value of US$0.002)		54	8	49
Class B ordinary shares (5,000,000 and 5,000,000 authorized, 472,622 and 472,622 issued and outstanding as of December 31, 2020 and, 2021, with par value of US$0.002)	[1]	6	1	6
Additional paid-in capital		4,566,956	716,655	4,230,656
Accumulated deficit		(4,231,553)	(664,023)	(2,235,140)
Accumulated other comprehensive loss		1,091	171	4,742
TOTAL EQUITY		336,554	52,812	2,000,313
TOTAL LIABILITIES AND EQUITY		¥ 494,666	$ 77,622	¥ 2,040,722

[1]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 (Note 26).